ASSETS HELD FOR SALE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 27, 2024
Disposal assets carrying values		$ 596,176
Plant and Machinery, Carrying value		0	$ 168,994
Motor Vehicles, Carrying value		0	350,217
Assets with carrying values		5,866
Impairment loss on assets held for sale	$ 0	5,866	0
Purchase and Sale Agreement | January 17, 2025
Proceeds from the sale of property			$ 350,000
Verde Renewables, Inc. [Member]
Plant and machinery and motor vehicles carrying amount		$ 606,043		$ 606,043